Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
NOTE 5—Property, plant and equipment:
Property, plant and equipment, net, consisted of the following:

	December 31,
	2025	2024
	(U.S. $ in millions)
Machinery and equipment	$3,332	$3,092
Buildings	2,327	1,968
Internal-use software, computer equipment and other assets	2,514	2,388
Assets under construction and payments on account	377	1,330
Land	258	213

	8,807	8,991
Less- accumulated depreciation	(4,728)	(4,410)

	$4,080	$4,581

Depreciation expenses
 were $
421
 million, $
471
 million and $
537
 million in the years ended December 31, 2025, 2024 and 2023, respectively. During the years ended December 31, 2025, 2024 and 2023, Teva recorded impairments of property, plant and equipment in the amount of $
755
 million, $
61
 million and $
28
 million, respectively. See note 15.